Significant Accounting Policies - Revenue Generated from Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Concentration Risk [Line Items]
Revenues	¥ 2,048,896	$ 314,910	¥ 1,556,476	¥ 896,458
Sales Revenue Net | Credit Concentration Risk
Concentration Risk [Line Items]
Revenues	¥ 1,775,667		¥ 1,449,671	¥ 872,890
Concentration risk, percentage	86.70%	86.70%	93.20%	97.40%
Sales Revenue Net | Credit Concentration Risk | Company B
Concentration Risk [Line Items]
Revenues	¥ 2,072		¥ 711	¥ 872,890
Concentration risk, percentage	0.10%	0.10%	0.05%	97.40%
Sales Revenue Net | Credit Concentration Risk | Company C
Concentration Risk [Line Items]
Revenues	¥ 1,773,595		¥ 1,448,960
Concentration risk, percentage	86.60%	86.60%	93.10%